Capital Stock and Reverse Stock Split (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Warrants Activity

A summary of activity during the period ended September 30, 2020 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2019	1,873,684	$0.4914
Granted	330,000	0.5000
Reset feature	386,870,032	0.0032
Exercised	(25,674,109)	0.0051
Forfeited/canceled	(32,894,737)	0.0032
Outstanding, September 30, 2020	330,504,870	$0.0032

A summary of activity during the period ended December 31, 2019 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2017	-	$-
Granted	67,204	0.003
Reset feature	-	-
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2018	67,204	$0.003
Granted	550,478	0.002
Reset feature	1,256,002	0.001
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2019	1,873,684	$0.491

Schedule of Outstanding and Exercisable Warrants

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2020:

Warrants Outstanding			Warrants Exercisable
Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
50,403,226	3.19	$0.0030	50,403,226	$0.0030
211,133,511	3.35	$0.0030	211,133,511	$0.0030
35,818,713	3.78	$0.0030	35,818,713	$0.0030
33,149,420	2.50	$0.0005	33,149,420	$0.0005
330,504,870	3.29	$0.0032	297,355,450	$0.0032

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2019:

Warrants Outstanding			Warrants Exercisable
	Weighted Average Remaining
Number of Shares	Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
311,132	3.95	$0.49	311,132	$0.49
1,303,293	4.10	$0.49	1,303,293	$0.49
259,259	4.53	$0.53	259,259	$0.53
1,873,684	4.14	$0.49	1,873,684	$0.49